Fees Summary	May 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,119,000
Previously Paid Amount	0
Total Fee Amount	936.82
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $6,119,000.
Net Fee	$ 936.82
Narrative - Max Aggregate Offering Price	$ 6,119,000
Final Prospectus	true